Expense Example - Class A Class C and Institutional Class - Technology Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	2,378
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	$ 2,776